CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	¥ 305,942	¥ 269,902
Trade notes and accounts receivable, net of allowance for doubtful accounts of 830 million on March 31, 2015 and 809 million on March 31, 2016:
Notes	16,589	15,221
Accounts	218,680	222,396
Inventories	170,951	170,874
Other current assets	53,150	50,622
Total current assets	765,312	729,015
Marketable securities and other securities investments	16,004	21,516
Investments in and advances to affiliated companies	1,896	2,167
Long-term Investments, Total	17,900	23,683
Property, plant and equipment:
Land	47,477	47,427
Buildings	190,362	189,742
Machinery and equipment	450,860	430,019
Construction in progress	33,340	33,831
Property, Plant and Equipment, Gross, Total	722,039	701,019
Less-Accumulated depreciation	(374,310)	(358,897)
Property, Plant and Equipment, net	347,729	342,122
Goodwill	162,963	162,959
Other non-current assets, net of allowance for doubtful accounts of 465 million on March 31, 2015 and 461 million on March 31, 2016	90,568	99,561
Total assets	1,384,472	1,357,340
Current liabilities:
Short-term borrowings	81,092	52,401
Current portion of long-term debt	82,796	45,485
Trade notes and accounts payable	177,254	194,998
Accrued expenses	34,948	33,375
Other current liabilities	44,388	36,689
Total current liabilities	420,478	362,948
Long-term liabilities:
Long-term debt	136,894	184,612
Accrued pension and severance costs	19,169	19,576
Other long-term liabilities	35,426	37,105
Total long-term liabilities	¥ 191,489	¥ 241,293
Commitments and contingencies (Notes 21 and 22)
Equity:
Common stock authorized 2015 and 2016: 960,000,000 shares; issued: 2015 294,108,416 shares / 2016- 298,142,234 shares	¥ 87,784	¥ 77,071
Additional paid-in capital	116,058	105,459
Retained earnings	495,761	427,641
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	77,624	131,332
Net unrealized gains and losses on securities	3,698	7,412
Net gains and losses on derivative instruments	(746)	(1,072)
Pension liability adjustments	(3,847)	(2,844)
Treasury stock, at cost: 2015- 9,636 shares / 2016 1,541,210 shares	(12,111)	(27)
Total Nidec Corporation shareholders' equity	764,221	744,972
Noncontrolling interests	8,284	8,127
Total equity	772,505	753,099
Total liabilities and equity	¥ 1,384,472	¥ 1,357,340